Schedule of estimated balance of deferred tax asset (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 4,255	R$ 4,323	R$ 4,028
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	717
Later Than One Years And Not Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	583
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	662
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	507
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	481
Later Than Five Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	845
Later Than Eight Years And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 460